Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Commitments and contingencies [line items]
Various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature	₨ 134,953	₨ 115,292
Various contracts with vendors and contractors for the acquisition of intangible assets of a capital nature	2,030	5,676
Motor vehicles [member]
Commitments and contingencies [line items]
Tax possession amount	222	369
Fiat India Automobiles Pvt Ltd, [member]
Commitments and contingencies [line items]
Refund of VAT held	676	516
Chery Jaguar Land Rover Automotive Co. Limited [member]
Commitments and contingencies [line items]
Committed to contribute under the joint venture agreement	16,298	6,440
Income tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	14,633	5,410
Income tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	966	772
Customs, excise duty and service tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	6,653	10,240
Customs, excise duty and service tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	11	61
Customs, excise duty and service tax demands for more [member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases	200
Excise Authorities raised demand and penalty due to the classification of certain chassis [member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,683	2,432
Exicse authorities confirmed demand penalty towards vehicles sold below cost of production with intention to penetrate market [member]
Commitments and contingencies [line items]
Estimated effect of contingency	909	909
Excise Authorities Raised Demand and Penalty on Account of Alleged Undervaluation of Product [member]
Commitments and contingencies [line items]
Estimated effect of contingency	501	912
Excise Authorities Raised Demand and Penalty on Account of Alleged Non Payment of Service Tax [member]
Commitments and contingencies [line items]
Estimated effect of contingency	235	235
Excise authorities wrongly availed cenvat credit claimed by the company [member]
Commitments and contingencies [line items]
Estimated effect of contingency	290	290
Other taxes and dues contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	6,375	4,516
Other taxes and dues contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	71	168
Other Taxes and Dues demands for more [member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases	200
Municipal authorities raised demand for higher octroi duties [member]
Commitments and contingencies [line items]
Estimated effect of contingency	617	617
Local municipal authorities demand for property tax [member]
Commitments and contingencies [line items]
Estimated effect of contingency	1,102	644
Local authorities demand for Sales tax / VAT in respect of spare parts used for carrying out warranty repairs [member]
Commitments and contingencies [line items]
Estimated effect of contingency	344	341
Excise Authorities Denied CENVAT Credit Claimed by the Company From Fiscal 2006 to Fiscal 2017 [member]
Commitments and contingencies [line items]
Estimated effect of contingency	534	875
Sales tax contingent liability [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	9,621	12,841
Sales tax contingent liability [Member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	98	125
Sales tax demands for more [Member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases	200
Sales Tax Authorities raised demand towards rejection of certain statutory forms for concessional lower/nil tax rate [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,078	2,618
Sales Tax Authorities denied input tax credit and levied interest and penalty thereon due to varied reasons [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,218	4,652
Sales tax demand aggregating raised sales tax authorities for non submission of Maharashtra trial balance [member]
Commitments and contingencies [line items]
Estimated effect of contingency	253	467
Sales tax authorities have raised demand for entry tax liability at various states [member]
Commitments and contingencies [line items]
Estimated effect of contingency	658	840
Sales Tax Authorities Have Raised Demand For Export Of Chassis Offers Body Building [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	₨ 1,488	₨ 0